Schedule of current and deferred portions of income tax expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Current	$ (53,048)
Deferred		27,273
Income tax expense – Continuing operations	$ (53,048)	$ 27,273	$ (127,132)